Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMG Funds IV
Prospectus Date	rr_ProspectusDate	Feb. 27, 2017
Supplement [Text Block]	afiv11_SupplementTextBlock

AMG FUNDS IV

(formerly ASTON FUNDS)

AMG Managers DoubleLine Core Plus Bond Fund

(formerly ASTON/DoubleLine Core Plus Fixed Income Fund)

Supplement dated June 16, 2017 to the Prospectus, dated February 27, 2017

The following information supplements and supersedes any information to the contrary relating to AMG Managers DoubleLine Core Plus Bond Fund (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Prospectus, dated as noted above.

Effective immediately, the first three paragraphs in the section under “Summary of the Funds – AMG Managers DoubleLine Core Plus Bond Fund” titled “Principal Investment Strategies” on page 6 and in the section under “Additional Information About the Funds – AMG Managers DoubleLine Core Plus Bond Fund” titled “Additional Information About the Fund’s Principal Investment Strategies” on page 68 are hereby deleted and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its assets in fixed income securities. Fixed income securities include, but are not limited to, securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or sponsored corporations; agency mortgage-backed securities; non-agency mortgage-backed securities; commercial mortgage-backed securities; asset-backed securities; foreign and domestic corporate bonds; fixed income securities issued by corporations, governments, government agencies, authorities or instrumentalities and supra-national organizations in foreign countries including emerging markets; Rule 144A securities (securities that may be sold pursuant to Rule 144A under the Securities Act of 1933); securities issued by municipalities; and other securities bearing fixed or variable interest rates of any maturity. To gain exposure to fixed income securities, the Fund may invest in other investment companies (including exchange-traded funds (“ETFs”), open-end funds and closed-end funds) advised or subadvised by DoubleLine® Capital LP (“DoubleLine”), the Fund’s subadviser.

The Fund may invest in fixed income securities of any credit quality and may invest without limit in below investment grade securities (commonly known as “junk bonds”). The subadviser generally intends to allocate below investment grade securities broadly by industry and issuer in an attempt to reduce the impact of negative events on an industry or issuer, although it may take more focused positions from time to time. Below investment grade securities are instruments that are rated BB+ or lower by Standard & Poor’s Rating Services, rated Ba1 or lower by Moody’s Investors Service, Inc., or the equivalent by any other nationally recognized statistical rating organization (“NRSRO”), or if unrated, of comparable quality in the opinion of the subadviser. The Fund may invest up to 10% of its net assets in defaulted corporate securities. The Fund might do so, for example, where the subadviser believes the restructured enterprise valuations or liquidation valuations may exceed current market values.

The Fund may also invest in inverse floaters, interest-only and principal-only securities and senior bank loans and assignments. To gain exposure to senior bank loans and assignments, the Fund may invest in other investment companies (including ETFs, open-end funds and closed-end funds) advised or subadvised by DoubleLine.

The Fund expects to have exposure to foreign currencies, either directly through its investments in bonds denominated in local currencies or through its investments in other investment companies advised or subadvised by DoubleLine. Such investment companies may gain exposure either through the local currencies of foreign issuers or by investing in currencies directly or currency-related instruments, such as forward contracts.

Effective immediately, the first paragraph in the section under “Summary of the Funds – AMG Managers DoubleLine Core Plus Bond Fund” titled “Principal Risks” on page 7 is hereby deleted and replaced with the following:

There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund (either directly or through the Fund’s investments in one or more other funds). The risks are described in alphabetical order and not in the order of importance or potential exposure.

Effective immediately, the section under “Summary of the Funds – AMG Managers DoubleLine Core Plus Bond Fund” titled “Principal Risks” on page 7 is hereby revised to reflect that the Fund is subject to the following additional principal risk:

Derivatives Risk—the use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

AMG Managers DoubleLine Core Plus Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	afiv11_SupplementTextBlock

AMG FUNDS IV

(formerly ASTON FUNDS)

AMG Managers DoubleLine Core Plus Bond Fund

(formerly ASTON/DoubleLine Core Plus Fixed Income Fund)

Supplement dated June 16, 2017 to the Prospectus, dated February 27, 2017

The following information supplements and supersedes any information to the contrary relating to AMG Managers DoubleLine Core Plus Bond Fund (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Prospectus, dated as noted above.

Effective immediately, the first three paragraphs in the section under “Summary of the Funds – AMG Managers DoubleLine Core Plus Bond Fund” titled “Principal Investment Strategies” on page 6 and in the section under “Additional Information About the Funds – AMG Managers DoubleLine Core Plus Bond Fund” titled “Additional Information About the Fund’s Principal Investment Strategies” on page 68 are hereby deleted and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its assets in fixed income securities. Fixed income securities include, but are not limited to, securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or sponsored corporations; agency mortgage-backed securities; non-agency mortgage-backed securities; commercial mortgage-backed securities; asset-backed securities; foreign and domestic corporate bonds; fixed income securities issued by corporations, governments, government agencies, authorities or instrumentalities and supra-national organizations in foreign countries including emerging markets; Rule 144A securities (securities that may be sold pursuant to Rule 144A under the Securities Act of 1933); securities issued by municipalities; and other securities bearing fixed or variable interest rates of any maturity. To gain exposure to fixed income securities, the Fund may invest in other investment companies (including exchange-traded funds (“ETFs”), open-end funds and closed-end funds) advised or subadvised by DoubleLine® Capital LP (“DoubleLine”), the Fund’s subadviser.

The Fund may invest in fixed income securities of any credit quality and may invest without limit in below investment grade securities (commonly known as “junk bonds”). The subadviser generally intends to allocate below investment grade securities broadly by industry and issuer in an attempt to reduce the impact of negative events on an industry or issuer, although it may take more focused positions from time to time. Below investment grade securities are instruments that are rated BB+ or lower by Standard & Poor’s Rating Services, rated Ba1 or lower by Moody’s Investors Service, Inc., or the equivalent by any other nationally recognized statistical rating organization (“NRSRO”), or if unrated, of comparable quality in the opinion of the subadviser. The Fund may invest up to 10% of its net assets in defaulted corporate securities. The Fund might do so, for example, where the subadviser believes the restructured enterprise valuations or liquidation valuations may exceed current market values.

The Fund may also invest in inverse floaters, interest-only and principal-only securities and senior bank loans and assignments. To gain exposure to senior bank loans and assignments, the Fund may invest in other investment companies (including ETFs, open-end funds and closed-end funds) advised or subadvised by DoubleLine.

The Fund expects to have exposure to foreign currencies, either directly through its investments in bonds denominated in local currencies or through its investments in other investment companies advised or subadvised by DoubleLine. Such investment companies may gain exposure either through the local currencies of foreign issuers or by investing in currencies directly or currency-related instruments, such as forward contracts.

Effective immediately, the first paragraph in the section under “Summary of the Funds – AMG Managers DoubleLine Core Plus Bond Fund” titled “Principal Risks” on page 7 is hereby deleted and replaced with the following:

There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund (either directly or through the Fund’s investments in one or more other funds). The risks are described in alphabetical order and not in the order of importance or potential exposure.

Effective immediately, the section under “Summary of the Funds – AMG Managers DoubleLine Core Plus Bond Fund” titled “Principal Risks” on page 7 is hereby revised to reflect that the Fund is subject to the following additional principal risk:

Derivatives Risk—the use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.